CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (753,040)	$ (203,259)	$ (2,863,113)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	6,991	1,397	297
Property and equipment written off	2,115	0	0
Allowance for inventory obsolescence	33,428	0	0
Allowance for credit losses	719,689	0	0
Amortization of right of use assets	114,929	0	0
Provision for lease payment receivables	0	56,291	2,258,060
Acquisition of additional interests in subsidiaries	7,100,518	116,785	0
Changes in assets and liabilities:
Net investment in direct financing leases	0	609,547	(194,077)
Accounts receivable	(23,177,517)	(166,561)	0
Advances to suppliers	(18,466,444)	(302,150)	0
Other assets	(2,823,874)	(472,753)	186,571
Inventories, net	(1,493,120)	(205,276)	0
Other non-current liability	0	1,296,367	0
Deposits from direct financing leases	0	(236,406)	115,404
Contract liabilities	7,218,714	408,629	0
Lease liability	(194,305)	0	0
Accounts payable	20,182,202	240,647	0
Other liabilities	2,448,573	(1,071,387)	70,478
Net Cash Provided by (Used in) Operating Activities	(9,081,141)	71,872	207,923
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(201)	(19,437)	(1,300)
Net cash paid for purchases of subsidiaries and other business units	0	0	(69,594)
Net Cash Used in Investing Activities	(201)	(19,437)	(70,894)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment to loan from related parties	(201,426)	(264,014)	0
Proceeds from short-term borrowings	6,817,934	0	0
Borrowings from related parties	2,945,310	176,576	0
Net Cash (Used in) Provided by Financing Activities	9,561,818	(87,438)	0
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM CONTINUING OPERATION	(20,132)	(9,731)	(6,116)
NET INCREASE/(DECREASE) CASH FROM CONTINUING OPERATION	460,344	(44,734)	130,913
Cash and cash equivalents at beginning of year	114,809	159,543	28,630
Cash and cash equivalents at end of year	575,152	114,809	159,543
SUPPLEMENTAL NON-CASH FINANCING ACTIVITY:
Acquisition of additional interests in subsidiaries	$ 7,100,518	$ 116,785	$ 0